CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 9,829	$ 3,150
Bank Deposit	2,366	0
Restricted bank deposit	57	388
Accounts receivable, net of allowance for doubtful accounts of $8,661 and $6,543 as of December 31, 2025 and 2024, respectively	15,045	12,767
Other current assets	2,566	2,061
Inventories, net	2,209	2,521
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	37,355	26,170
LONG-TERM ASSETS
Long term trade receivables net of credit losses allowance of $6,816 and 7,188	9,614	2,213
Property and equipment, net	3,023	3,261
Intangible assets, net	5,791	5,638
Goodwill	7,026	7,026
Other long-term assets	5,570	1,616
TOTAL LONG-TERM ASSETS	31,024	19,754
TOTAL ASSETS	68,379	45,924
CURRENT LIABILITIES
Accounts payable	1,151	878
Employees and payroll accruals	1,632	1,165
Related parties	0	0
Short- term loans	359	423
Accrued expenses and other liabilities	345	470
Short- term operating lease liabilities	425	445
Deferred revenues	778	366
TOTAL CURRENT LIABILITIES	4,690	3,747
LONG-TERM LIABILITIES
Long-term loans	18,713	29,748
Long- term operating lease liabilities	1,082	118
Other long-term liabilities	382	614
TOTAL LONG TERM LIABILITIES	20,177	30,480
TOTAL LIABILITIES	24,867	34,227
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 50 par value - authorized 5,000,000 shares, 5,369,367 and 2,172,855 shares issued and outstanding on December 31, 2025 and 2024, respectively	74,823	29,238
Additional paid-in capital	71,228	88,746
Accumulated deficit	(102,539)	(106,287)
Total shareholders' equity	43,512	11,697
Total liabilities and shareholders' equity	$ 68,379	$ 45,924